Jul-27-05 08:54am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-510 P.001/002 F-574

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CEQ TNYS

05061526

1-132609

NYSE

July 27, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ROCKWOOD HOLDINGS, INC., Common Stock, par value $.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 27, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
AUG 24 2005
THOMSON
FINANCIAL

315695